Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EXPENSES
Accounting, audit, and legal	$ 109,154	$ 57,143	$ 82,475
Bank charges	540	532	0
Consulting	145,396	376,100	294,502
Director's fees	0	0	12,900
Exchange platform development costs	0	0	102,683
Filing and transfer agent fees	20,903	19,558	26,331
Financing finders' fees	0	54,746	123,101
Travel	0	13,944	0
Marketing	4,039	10,708	0
Stock-based compensation	0	60,000	0
Investor Relations	0	20,096	0
Management fees	133,939	244,120	241,950
Office	273	12,409	12,282
Total expenses	414,244	869,356	896,224
LOSS BEFORE OTHER ITEMS	(414,244)	(869,356)	(896,224)
Accretion expenses	(137,880)	(146,624)	(7,039)
Foreign exchange gain	2,485	48,045	37,682
Gain on discontinuance of trading platform	0	0	7,158
Interest expenses	(30,785)	(58,470)	(198,658)
Gain on write-off of promissory note	151,301	0	0
Change in fair value on derivative instruments	(1,995,930)	(1,067,076)	534,118
NET LOSS FOR THE YEAR	(2,425,053)	(2,093,481)	(522,963)
Loss for the period from Discontinued Operations	(127,637)	(158,843)	0
Loss on Spin-out of subsidiary	(286,570)	0	0
NET COMPREHENSIVE LOSS FOR THE YEAR	(2,711,872)	(2,252,324)	(522,963)
TOTAL COMPREHENSIVE LOSS ATTRIBUTABLE TO:
Shareholders of the Company	(2,711,872)	(2,094,253)	(522,963)
Non-controlling interest	$ (127,388)	$ (158,071)	$ 0
Basic and diluted loss per share	$ (0.01)	$ (0.01)	$ (0.01)
Weighted average number of shares outstanding	1,082,137,350	318,328,932	94,081,822